Loss per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Loss Per Common Share
3. Loss per Common Share

The following table sets forth the computation of basic and diluted loss per common share from continuing operations for the years ended December 31:

	2012	2011	2010
Numerator
Numerator for diluted loss per common share – loss from continuing operations	$(71,500)	$(72,757)	$(177)
Net income attributable to the noncontrolling interests	(6,738)	(8,411)	(10,378)
Loss attributable to MDC Partners Inc. common shareholders from continuing operations	(78,238)	(81,168)	(10,555)
Effect of dilutive securities	—	—	—
Numerator for diluted income per common share – loss attributable to MDC Partners Inc. common shareholders from continuing operations	$(78,238)	$(81,168)	$(10,555)
Denominator
Denominator for basic loss per common share – weighted average common shares	30,726,773	29,120,373	28,161,144
Effect of dilutive securities:
Dilutive potential common shares	—	—	—
Denominator for diluted loss per common share – adjusted weighted shares and assumed conversions	30,726,773	29,120,373	28,161,144
Basic loss per common share from continuing operations	$(2.55)	$(2.79)	$(0.38)
Diluted loss per common share from continuing operations	$(2.55)	$(2.79)	$(0.38)

At December 31, 2012, 2011 and 2010, warrants, options and other rights to purchase, 4,077,242, 5,211,668 and 4,665,293 shares of common stock, respectively, were not included in the computation of diluted loss per common share because doing so would have had an antidilutive effect.